PARENT COMPANY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

CONDENSED BALANCE SHEET	2021	2020
Assets:
Cash	$399	$161
Investment in subsidiary	188,503	152,671
Other assets	794	319
Total assets	189,696	153,151

Liabilities and stockholders’ equity:
Other borrowings	$12,498	$7,975
Subordinated debt	—	4,493
Accrued interest	—	27
Total liabilities	12,498	12,495

Stockholders’ equity	177,198	140,656

Total liabilities and stockholders’ equity	$189,696	$153,151

Condensed Income Statement

CONDENSED STATEMENTS OF INCOME	2021	2020

Income
Dividend income from subsidiary	$2,826	$1,842
	2,826	1,842
Expense
Interest expense	412	675
Other	1,054	847
	1,466	1,522
Income before income tax benefits and equity in undistributed earnings of subsidiary	1,360	320

Income tax benefits	294	320

Income before equity in undistributed earnings of subsidiary	1,654	640

Equity in undistributed earnings of subsidiary	16,913	11,467

Net income	$18,567	$12,107

Condensed Cash Flow Statement

CONDENSED STATEMENTS OF CASH FLOW	2021	2020
OPERATING ACTIVITIES
Net income	$18,567	$12,107
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings of subsidiary	(16,913)	(11,467)
Stock-based compensation	825	739
(Decrease) increase in accrued interest payable	(27)	15
Net other operating expenses	(84)	(87)
Net cash provided by operating activities	2,368	1,307

INVESTING ACTIVITIES
Investment in equity securities	(360)	—

Net cash used in investing activities	(360)	—

FINANCING ACTIVITIES
Net proceeds of note payable	4,500	—
Repayment of subordinated notes	(4,500)	—
Issuance of common stock	21,123	86
Capital contribution to subsidiary	(20,000)	—
Common stock dividends paid	(2,892)	(1,842)
Net cash used in financing activities	(1,769)	(1,756)

Net increase (decrease) in cash	239	(449)

Cash at beginning of year	161	610

Cash at end of year	$400	$161